Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Dec. 28, 2015	Dec. 20, 2015
C000163285
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,989	$ 13,547	$ 11,238	$ 16,243	$ 12,474	$ 12,241	$ 13,262	$ 13,062	$ 10,930		$ 10,000
C000163291
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,979	13,538	11,242	16,248	12,477	12,243	13,264	13,063	10,930		10,000
C000163292
Account Value [Line Items]
Line Graph and Table Measure Name	SCB Class
Account Value	$ 16,632	13,289	11,057	16,027	12,349	12,135	13,194	13,026	10,920		10,000
C000163278
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 17,380	13,584	11,396	15,393	12,825	12,570	13,095	12,942	10,575		10,000
C000163284
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,384	13,594	11,400	15,407	12,831	12,577	13,104	12,951	10,585		10,000
C000163277
Account Value [Line Items]
Line Graph and Table Measure Name	SCB Class
Account Value	$ 17,033	13,338	11,226	15,196	12,688	12,463	13,013	12,902	10,575		10,000
C000163294
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,433	16,094	14,079	17,826	12,075	12,470	13,840	12,287	10,565	$ 10,000
C000163300
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 20,459	16,110	14,101	17,839	12,077	12,481	13,838	12,280	10,565	10,000
C000163293
Account Value [Line Items]
Line Graph and Table Measure Name	SCB Class
Account Value	$ 20,004	15,792	13,856	17,579	11,933	12,356	13,751	12,230	10,545	10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 18,638	14,869	12,351	16,504	13,319	12,931	13,091	12,865	10,756		10,000
Alliance Bernstein Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,661	17,088	15,687	20,506	13,885	13,832	15,181	13,174	10,911	10,000
Alliance Bernstein Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,661	17,088	15,687	20,506	13,885	13,832	15,181	13,174	10,911	10,000
Alliance Bernstein Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,661	17,088	15,687	20,506	13,885	13,832	15,181	13,174	10,911	10,000
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Account Value	$ 18,687	15,162	12,740	17,927	13,473	12,595	13,347	13,103	10,993		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Account Value	$ 18,687	15,162	12,740	17,927	13,473	12,595	13,347	13,103	10,993		10,000
Alliance Bernstein Index: MSCI ACWI ex USA Small Cap Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (net)
Account Value	$ 18,687	15,162	12,740	17,927	13,473	12,595	13,347	13,103	10,993		$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,449	23,798	19,568	23,149	17,807	15,464	14,833	12,580	10,606	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,449	23,798	19,568	23,149	17,807	15,464	14,833	12,580	10,606	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,449	$ 23,798	$ 19,568	$ 23,149	$ 17,807	$ 15,464	$ 14,833	$ 12,580	$ 10,606	$ 10,000